Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year (a)	Summary compensation table total for PEO (1) ($) (b)	Compensation actually paid to PEO (2) ($) (c)	Average summary compensation table total for non-PEO named executive officers (3) ($) (d)	Average compensation actually paid to non-PEO named executive officers (4) ($) (e)	Value of initial fixed $100 investment based on:		Net income (7) ($) (h)	EBITDA (8) ($) (i)
					Total shareholder return (5) ($) (f)	Peer group total shareholder return (6) ($) (g)
2023	412,609	412,609	277,634	277,634	566.93	120.52	16,739,304	26,343,131
2022	382,955	382,955	255,016	255,016	351.45	102.15	33,325,405	43,240,473
2021	360,934	360,934	238,211	238,211	125.09	142.99	13,740,928	23,296,966

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	The amounts reported in this column reflect, for each applicable fiscal year, the amounts of total compensation reported for Brian Kletscher (our Chief Executive Officer) in the “Total Compensation” column of the Summary Compensation Table.The amounts reported in this column reflect, for each applicable fiscal year, the amounts of total compensation reported in the "Total Compensation" column of the Summary Compensation Table for the Company’s named executive officers other than the PEO. The named executive officer included for this purpose for each applicable fiscal year is Lucas Schneider (our Chief Financial Officer).
Peer Group Issuers, Footnote	The amounts reported in this column reflect the value based on the cumulative total shareholder return of the NASDAQ Composite, one of the published industry indexes used in the performance graph for the fiscal year ended October 31, 2023, during the period from October 31, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100.
PEO Total Compensation Amount	$ 412,609	$ 382,955	$ 360,934
PEO Actually Paid Compensation Amount	$ 412,609	382,955	360,934
Adjustment To PEO Compensation, Footnote	The amounts reported in this column reflect, for each applicable fiscal year, the “compensation actually paid” as calculated under SEC rules (“CAP”) to Mr. Kletscher. The CAP is the same as the total compensation reported in column (b) as no adjustments were required.
Non-PEO NEO Average Total Compensation Amount	$ 277,634	255,016	238,211
Non-PEO NEO Average Compensation Actually Paid Amount	$ 277,634	255,016	238,211
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column reflect, for each applicable fiscal year, the average amount of CAP to the Company’s named executive officers other than the PEO. The CAP is the same as the total compensation reported in column (d) as no adjustments were required.
Compensation Actually Paid vs. Total Shareholder Return
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and non-PEO named executive officer for our fiscal years 2021, 2022 and 2023 to (1) TSR of both our units and the NASDAQ Composite, (2) net income, and (3) EBITDA.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and non-PEO named executive officer for our fiscal years 2021, 2022 and 2023 to (1) TSR of both our units and the NASDAQ Composite, (2) net income, and (3) EBITDA.

Total Shareholder Return Amount	$ 566.93	351.45	125.09
Peer Group Total Shareholder Return Amount	120.52	102.15	142.99
Net Income (Loss)	$ 16,739,304	$ 33,325,405	$ 13,740,928
Company Selected Measure Amount	26,343,131	43,240,473	23,296,966
PEO Name	Brian Kletscher
Additional 402(v) Disclosure	The amounts reported in this column reflect the value based on the cumulative total shareholder return, during the period from October 31, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100 in the Company’s units. The amounts reported in this column represent the amount of net income reflected in the Company’s audited consolidated financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	We have selected EBITDA as the Company-Selected Measure
Measure:: 3
Pay vs Performance Disclosure
Name	Unit Value